THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 1997
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                  SECURITY DESCRIPTION                     VALUE
------------------   -------------------------------------------------  -------------
CORPORATE OBLIGATIONS (19.4%)
CANADA (2.7%)
   GBP      2,617    Hydro-Quebec, 6.50% due 12/09/98.................  $   4,243,403
                                                                        -------------

FRANCE (1.6%)
   FRF     12,300    Electricite de France, 8.60% due 04/09/04........      2,582,158
                                                                        -------------

GERMANY (6.4%)
  ITL   5,595,000    Bayerische Landesbank Girozentrale, 10.75% due
                       03/01/03.......................................      3,825,444
    DEM     5,000    Deutsche Pfandbriefe Hypobank, 5.625% due
                       02/07/03, 144A.................................      3,046,946
    DEM     5,000    KFW International Finance, 6.75% due 02/08/02....      3,221,665
                                                                        -------------
                                                                           10,094,055
                                                                        -------------

THAILAND (2.2%)
   USD      3,500    Krung Thai Bank Public Company Ltd., 6.855% due
                       09/30/97, FRN..................................      3,471,300
                                                                        -------------

UNITED KINGDOM (6.5%)
   GBP      3,000    MEPC PLC, 8.75% due 12/07/06.....................      5,015,287
   GBP      3,300    Royal Bank of Scotland PLC, 7.88% due 12/07/06...      5,303,458
                                                                        -------------
                                                                           10,318,745
                                                                        -------------
                         TOTAL CORPORATE OBLIGATIONS (COST
                           $30,145,607)...............................     30,709,661
                                                                        -------------
GOVERNMENT OBLIGATIONS (67.8%)
AUSTRALIA (6.6%)
    AUD    14,500    Government of Australia, 6.75% due 11/15/06(3)...     10,401,756
                                                                        -------------

AUSTRIA (3.8%)
    DEM     9,000    Autobahnen Und Schnellstr Finance Agency, 7.13%
                       due 12/22/99...................................      5,774,722
  JPY      25,000    Republic of Austria, 3.75% due 02/03/09..........        221,357
                                                                        -------------
                                                                            5,996,079
                                                                        -------------

BELGIUM (3.5%)
                     Kingdom of Belgium
   BEF    110,000      7.00% due 05/15/06(3)..........................      3,447,159
   BEF     63,000      7.75% due 12/22/00(3)..........................      2,025,068
                                                                        -------------
                                                                            5,472,227
                                                                        -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                  SECURITY DESCRIPTION                     VALUE
------------------   -------------------------------------------------  -------------
CANADA (7.8%)
                     Government of Canada
    CAD    12,200      7.00% due 09/01/01.............................  $   9,184,719
    CAD     4,050      8.00% due 06/01/23.............................      3,169,227
                                                                        -------------
                                                                           12,353,946
                                                                        -------------

FRANCE (4.7%)
   FRF     20,600    Government of France, 6.00% due 10/25/25.........      3,369,344
   FRF     19,000    Societe National de Chemins, 8.60% due
                       03/09/04.......................................      3,973,846
                                                                        -------------
                                                                            7,343,190
                                                                        -------------

GERMANY (0.2%)
    DEM       550    Germany Unity Fund, 8.00% due 01/21/02(3)........        372,778
                                                                        -------------

IRELAND (1.3%)
   ESP    250,000    Republic of Ireland, 10.55% due 02/21/02.........      2,052,179
                                                                        -------------

ITALY (2.8%)
  ITL   6,900,000    Republic of Italy, 9.00% due 10/01/03............      4,357,350
                                                                        -------------

JAPAN (27.2%)
                     Government of Japan
  JPY   1,370,000      Series 144, 6.00% due 12/20/01(3)..............     13,310,495
   JPY    374,000      Series 157, 4.50% due 06/20/03.................      3,479,005
  JPY   1,065,000      Series 164, 4.10% due 12/22/03.................      9,730,454
  JPY   1,909,000      Series 187, 3.30% due 06/20/06.................     16,547,436
                                                                        -------------
                                                                           43,067,390
                                                                        -------------

NETHERLANDS (3.4%)
                     Government of the Netherlands
    NLG     2,500      6.00% due 01/15/06.............................      1,361,447
    NLG     6,500      8.50% due 03/15/01(3)..........................      3,943,466
                                                                        -------------
                                                                            5,304,913
                                                                        -------------

SPAIN (1.7%)
   ESP    323,000    Government of Spain, 10.50% due 10/30/03.........      2,708,032
                                                                        -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                  SECURITY DESCRIPTION                     VALUE
------------------   -------------------------------------------------  -------------
SWEDEN (3.2%)
                     Kingdom of Sweden
   SEK      6,700      6.00% due 02/09/05.............................  $     837,242
   SEK     28,300      10.25% due 05/05/00............................      4,248,637
                                                                        -------------
                                                                            5,085,879
                                                                        -------------
UNITED KINGDOM (1.6%)
   GBP      1,491    Treasury Gilt, 8.50% due 12/07/05................      2,581,460
                                                                        -------------
                         TOTAL GOVERNMENT OBLIGATIONS (COST
                           $111,427,187)..............................    107,097,179
                                                                        -------------
SUPRANATIONAL OBLIGATIONS (2) (1.9%)
                     European Investment Bank
  ITL   1,700,000      10.875% due 12/14/05...........................      1,197,999
  ITL   2,537,000      12.20% due 02/18/03............................      1,829,659
                                                                        -------------
                         TOTAL SUPRANATIONAL OBLIGATIONS (COST
                           $2,988,762)................................      3,027,658
                                                                        -------------
SHORT-TERM INVESTMENTS (8.3%)
TIME DEPOSITS (8.1%)
                     State Street Bank & Trust Co. London,
        2,879,000      4.50% due 04/01/97.............................      2,879,000
       10,000,000      6.125% due 04/01/97............................     10,000,000
                                                                        -------------
                                                                           12,879,000
                                                                        -------------
U.S. TREASURY OBLIGATIONS (0.2%)
          280,000    United States Treasury Bills 5.13% due
                       06/19/97(3)....................................        276,771
                                                                        -------------
                         TOTAL SHORT-TERM INVESTMENTS (COST
                           $13,155,916)...............................     13,155,771
                                                                        -------------
                     TOTAL INVESTMENTS (COST $157,717,472) (97.4%)....    153,990,269
                     OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%).....      4,123,694
                                                                        -------------
                     NET ASSETS (100.0%)..............................  $ 158,113,963
                                                                        -------------
                                                                        -------------

------------------------------
(1) -- Principal is in the local currency of the country in which the currency is traded, which may not be the country of origin.

(2) -- International agencies.

(3) -- Amount segregated as collateral for initial and variation margin on futures contracts.

144A -- Securities restricted for sale to Qualified Institutional Buyers.

FRN -- Floating Rate Note. Maturity date reflects the later of the next interest rate change or the next put date.

NOTE: Based on the cost of investments of $158,179,678 for federal income tax purposes at March 31, 1997, the aggregate gross unrealized appreciation was $1,331,966 and the aggregate gross unrealized depreciation was $5,521,375 resulting in net unrealized depreciation of investments of $4,189,409.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $157,717,472 )          $153,990,269
Cash                                                        895
Foreign Currency at Value (Cost $6,469,237 )          6,536,679
Receivable for Investments Sold                      11,066,213
Interest Receivable                                   2,959,569
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    907,001
Prepaid Expenses and Other Assets                           298
                                                   ------------
    Total Assets                                    175,460,924
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    14,693,051
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  2,489,273
Advisory Fee Payable                                     48,434
Variation Margin Payable                                 31,371
Custody Fee Payable                                      26,057
Administrative Services Fee Payable                       4,327
Administration Fee Payable                                  513
Fund Services Fee Payable                                   392
Accrued Trustees' Fees and Expenses                       1,356
Accrued Expenses                                         52,187
                                                   ------------
    Total Liabilities                                17,346,961
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $158,113,963
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $ 4,208,627

EXPENSES
Advisory Fee                                       $   266,522
Custodian Fees and Expenses                             69,817
Professional Fees and Expenses                          29,788
Administrative Services Fee                             24,061
Printing Expenses                                        4,980
Fund Services Fee                                        2,802
Trustees' Fees and Expenses                              2,779
Administration Fee                                       1,944
Insurance Expense                                        1,001
Registration Fees                                          224
Miscellaneous                                              263
                                                   -----------
    Total Expenses                                                   404,181
                                                                 -----------
NET INVESTMENT INCOME                                              3,804,446

NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $783,662 net
    realized gain from futures contracts)             (732,169)
  Foreign Currency Transactions                     12,572,291
                                                   -----------
    Net Realized Gain                                             11,840,122

NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investment (including $280,217 net unrealized
    depreciation from futures contracts)            (5,401,400)
  Foreign Currency Contracts and Translations       (3,359,490)
                                                   -----------
    Net Change in Unrealized Depreciation                         (8,760,890)
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 6,883,678
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                   MARCH 31, 1997       YEAR ENDED
                                                    (UNAUDITED)     SEPTEMBER 30, 1996
                                                   --------------   ------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    3,804,446   $      11,244,228
Net Realized Gain on Investment and Foreign
  Currency Transactions                                11,840,122          12,170,665
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations                                (8,760,890)          1,814,400
                                                   --------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                        6,883,678          25,229,293
                                                   --------------   ------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          49,203,010         116,826,143
Withdrawals                                           (43,875,738)       (262,275,340)
                                                   --------------   ------------------
    Net Increase (Decrease) from Investors'
      Transactions                                      5,327,272        (145,449,197)
                                                   --------------   ------------------
    Total Increase (Decrease) in Net Assets            12,210,950        (120,219,904)

NET ASSETS
Beginning of Period                                   145,903,013         266,122,917
                                                   --------------   ------------------
End of Period                                      $  158,113,963   $     145,903,013
                                                   --------------   ------------------
                                                   --------------   ------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                                                           OCTOBER 11, 1994
                                                       FOR THE                             (COMMENCEMENT OF
                                                   SIX MONTHS ENDED     FOR THE FISCAL      OPERATIONS) TO
                                                    MARCH 31, 1997        YEAR ENDED        SEPTEMBER 30,
                                                     (UNAUDITED)      SEPTEMBER 30, 1996         1995
                                                   ----------------   ------------------   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.53%(a)              0.51%             0.55%(a)
  Net Investment Income                                       4.99%(a)              5.34%             5.73%(a)
Portfolio Turnover                                             111%(b)               330%              288%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The Portfolio commenced operations on October 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industy or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31,1997
--------------------------------------------------------------------------------

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At March 31, 1997, the Portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 COST/PROCEEDS     3/31/97     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
Australian Dollar 265,560, expiring 5/14/97......  $    207,562    $   207,979   $         417
British Pound 118,027, expiring 5/14/97..........       192,048        194,108           2,060
Canadian Dollar 4,057,317, expiring 5/14/97......     2,981,130      2,940,417         (40,713)
Finnish Markka 8,124,398, expiring 5/14/97.......     1,593,019      1,644,337          51,318
French Franc 1,848,159, expiring 5/14/97.........       326,588        330,325           3,737
German Mark 11,758,106, expiring 5/14/97.........     6,980,723      7,081,085         100,362
Italian Lira 549,469,740, expiring 5/14/97.......       324,636        329,432           4,796
Japanese Yen 699,215,507, expiring 5/14/97.......     5,735,976      5,695,553         (40,423)

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31,1997
--------------------------------------------------------------------------------

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
SALES CONTRACTS                                    COST/PROCEEDS     3/31/97     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
Australian Dollar 14,381,744, expiring 5/14/97...  $ 11,347,196    $11,263,385   $      83,811
Belgium Franc 198,511,735, expiring 5/14/97......     5,623,562      5,787,928        (164,366)
British Pound 11,539,784, expiring 5/14/97.......    18,515,994     18,978,442        (462,448)
Canadian Dollar 18,962,586, expiring 5/14/97.....    13,907,287     13,742,558         164,729
Finnish Markka 7,300,764, expiring 5/14/97.......     1,428,721      1,477,638         (48,917)
French Franc 60,545,849, expiring 5/14/97........    10,494,258     10,821,482        (327,224)
German Mark 34,411,203, expiring 5/14/97.........    20,094,133     20,723,461        (629,328)
Italian Lira 21,486,271,323, expiring 5/14/97....    12,583,468     12,881,993        (298,525)
Japanese Yen 6,068,448,872, expiring 5/14/97.....    49,927,132     49,431,360         495,772
Netherland Guilder 10,512,406, expiring
 5/14/97.........................................     5,452,493      5,627,174        (174,681)
Spanish Peseta 776,181,879, expiring 5/14/97.....     5,330,773      5,500,037        (169,264)
Swedish Krona 44,897,962, expiring 5/14/97.......     5,846,089      5,979,474        (133,385)
                                                                                 --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $  (1,582,272)
                                                                                 --------------
                                                                                 --------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended March 31, 1997 are summarized as follows:

                                                                         PRINCIPAL AMOUNT
                                                   NUMBER OF CONTRACTS     OF CONTRACTS
                                                   -------------------   ----------------
Contracts open at beginning of period............                  14    $     1,121,505
Contracts opened.................................                 339         39,566,381
Contracts closed.................................                (256)       (30,782,042)
                                                   -------------------   ----------------
Contracts open at end of period..................                  97    $     9,905,844
                                                   -------------------   ----------------
                                                   -------------------   ----------------

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31,1997
--------------------------------------------------------------------------------

      SUMMARY OF OPEN CONTRACTS AT MARCH 31, 1997

                                                                     NET UNREALIZED
                                                                     APPRECIATION/
                                                   CONTRACTS LONG    (DEPRECIATION)
                                                   ---------------   --------------
Ten-Year German Liffe, expiring June 1997........              26    $    (104,361)
Fifteen-Year Treasury Gilt, expiring June 1997...              57         (143,794)
Ten-Year Spanish Government Note, expiring June
 1997............................................              20          (21,280)

                                                   CONTRACTS SHORT
                                                   ---------------
Ten-Year Italian Government Note, expiring June
 1997............................................              (6)          26,332
                                                   ---------------   --------------
Totals...........................................              97    $    (243,103)
                                                   ---------------   --------------
                                                   ---------------   --------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, such fees amounted to $266,522.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. Under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust
      II. For the six months ended March 31, 1997, the fee for these services amounted to $1,944.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31,1997
--------------------------------------------------------------------------------
      the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended March 31, 1997, the fee for these services amounted to $24,061.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,802 for the six months ended March 31, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended March 31, 1997 were as follows:

COST OF                    PROCEEDS
   PURCHASES              FROM SALES
----------------------   ------------
$160,061,356...........  $146,756,244

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